Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2016
Trading Symbol	BXLT
Entity Registrant Name	Baxalta Inc
Entity Central Index Key	0001620546
Entity Filer Category	Non-accelerated Filer